Collaboration Agreement (Details Narrative) - Clinical Co Development Agreement [Member] - Agon Ox [Member] - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contractual Obligation	$ 4,000,000		$ 4,000,000
[custom:ExpenseFromContractualObligations]	$ 308,000	$ 606,000	$ 414,000	$ 906,000